FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Financial Assets And Liabilities	$ 300	$ 500
Description Of Exchange Rate	then changing the rate by 10%. Management determined 10% is a ‘reasonably possible’ change in foreign currency rates by considering the approximate change in rates in the prior twelve months
Restricted Cash	$ 1	2
Credit risk
Statement [Line Items]
Restricted Cash	10,300	37,600
Cash	10,100	$ 37,400
Cash Held Amount	$ 200